Intangible Assets	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS
5.	INTANGIBLE ASSETS

As of April 30, 2024, and January 31, 2024, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	April 30,	January 31,
	2024	2024
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(492,507)	(464,220)

Net Intangible Assets	$638,993	$667,280

Amortization expenses for the three months ended April 30, 2024, and 2023 amounted to $28,287 and $28,287, respectively.

Year Ended January 31,
2025	$84,863
2026	113,148
2027	113,148
2028	113,148
2029	94,226
2030 and thereafter	120,460
$638,993

6.	INTANGIBLE ASSETS

As of January 31, 2024, and 2023, intangible assets consisted of intellectual property and trademarks, customer base, and license agreement, net of amortization, as follows:

	January 31,
	2024	2023
Customer base	$314,100	$314,100
Intellectual property and trademarks	817,400	817,400

Total	1,131,500	1,131,500

Less: Accumulated amortization	(464,220)	(351,070)

Net Intangible Assets	$667,280	$780,430

In February 2021, the Company acquired an IP license from Rambam Med-Tech Ltd. for $50,000. The value of the intangible assets, consisting of intellectual property, license agreement and customer base has been recorded at their fair value by the Company and are being amortized over a period of three to ten years. The Company terminated the license agreement in October 2022. The Company issued 25,000 shares of its common stock from its treasury shares held by the Company and warrants to purchase 25,000 shares at an exercise price of $7.50 per share as part of the termination agreement. The Company recorded a termination expense of $174,025 during the year ended January 31, 2023. Which is included in selling, general and administrative expenses. The Company expensed the balance of the agreement of $33,334 during the year ended January 31, 2023, which is included in selling, general and administrative expenses. Amortization expenses for the years ended January 31, 2024, and 2023 amounted to $113,150 and $146,483, respectively.

Year Ended January 31,
2025	$113,109
2026	113,109
2027	113,109
2028	113,109
2029	113,109
2030 and thereafter	101,735
$667,280